Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 6,510,140	$ 155,427
Accounts receivable		0	109,868
Due from related parties		286	5,400
Prepaid expenses and other current assets		270,648	39,693
Total current assets		6,781,074	310,388
Restricted cash		50,000	25,000
Property and equipment, net		234,167	178,290
Right of use asset		320,373	0
Security deposit		32,200	32,200
Total assets		7,417,814	545,878
Current liabilities:
Accounts payable		416,941	97,616
Accrued expenses and other current liabilities		506,611	106,810
Deferred revenue		0	28,949
Lease liability - current		121,552	0
Total current liabilities		1,045,104	233,375
Note payable		0	160,588
Lease liability - noncurrent		201,504	0
Total liabilities		1,246,608	393,963
Commitments and contingencies (Note 17)
Convertible preferred stock (Note 9)		20,857,453
Stockholders' deficit and members' equity(1):
Capital units	[1]	0	10,681,040
Common stock, $0.0001 par value; 150,000,000 shares authorized; 308,443 and no shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	[1]	31	0
Additional paid-in capital	[1]	2,213,547	918,922
Accumulated deficit	[1]	(16,899,825)	(11,448,047)
Total stockholders' deficit and members' equity	[1]	(14,686,247)	151,915
Total liabilities, convertible preferred stock, stockholders' deficit and members' equity		7,417,814	545,878
Convertible Preferred Stock
Current liabilities:
Convertible preferred stock (Note 9)		$ 20,857,453	$ 0

[1]	Retroactively adjusted for the reverse recapitalization as described in Note 1.